PROPERTY, PLANT AND EQUIPMENT AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Schedule of key assumptions for recoverable amount
The table below describes the amount by which the value assigned to a key assumption must change in order for the recoverable amount of the ArcelorMittal Kryvyi Rih CGU to equal the carrying amount.

Excess of recoverable amount over carrying value	50
Increase in pre-tax discount rate (in basis points)	94
Decrease in average selling price (change in %)	0.80%
Decrease in shipments (change in %)	2.55%